CONSTRUCTION IN PROGRESS - NET CHANGES IN CAPITALIZED COST OF EXPLORATORY WELLS IN THE E AND P SEGMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	¥ 9,737	¥ 12,192
Dry hole costs written off	6,921	6,876	¥ 7,467
Balance at end of year	7,296	9,737	12,192
Exploration and production
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	9,737	12,192	16,772
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	7,172	5,567	6,321
Transferred to oil and gas properties based on the determination of proved reserves	(2,387)	(1,839)	(3,716)
Dry hole costs written off	(7,226)	(6,183)	(7,185)
Balance at end of year	¥ 7,296	¥ 9,737	¥ 12,192